Accumulated Deficit During Development Stage	12 Months Ended
Jun. 30, 2020
Accumulated deficit during development stage [abstract]
ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE
12.	ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE

	Years Ended June 30,
	2020	2019	2018
Balance at beginning of year	141,236,838	129,583,125	122,648,452
Impact of initial adoption of IFRS 16	6,261	-	-
Net loss for the year	13,456,800	12,337,830	8,265,737
Reclassify expired options from contributed equity	-	-	-
Reclassify expired options from reserves	(280,838)	(684,117)	(1,331,064)
Reclassify expired options/warrants from reserves	-	-	-
Balance at end of year	154,419,061	141,236,838	129,583,125